ISSUED CAPITAL AND RESERVES - Major Shareholders (Details)	Dec. 31, 2018 shares	Dec. 31, 2017 shares
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	100.00%
Free Float (in percentage)	0.296
Shares held by Company or its subsidiaries (Treasury shares) (in percentage)	(0.40%)
Common shares
ISSUED CAPITAL AND RESERVES
Free Float	513,454,732
Treasury shares	(7,603,731)	(7,603,731)
Outstanding shares	1,749,127,404	1,749,127,404
Letterone [Member]
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	47.90%
Letterone [Member] | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares	840,625,001
Telenor East Holding II AS (Telenor)
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	14.60%
Telenor East Holding II AS (Telenor) | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares	256,703,840
Stichting Administratiekantoor Mobile Telecommunications Investor
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	8.30%
Stichting Administratiekantoor Mobile Telecommunications Investor | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares	145,947,562
Transfer of shares between largest shareholders	145,947,562